Other Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	NOTE 4:- OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31
	2022	2021

Government authorities	$167	$144
Advances to suppliers	704	384
Prepaid expenses	442	366
Other	101	83

	$1,414	$977